IMPAX FUNDS SERIES TRUST I
1933 Act File No. 002-38679

1940 Act File No. 811-02064

CERTIFICATE PURSUANT TO
RULE 497(j)

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of Impax Funds Series Trust I (the “Trust”), that the forms of prospectus and statement of additional information for Impax Global Sustainable Infrastructure ETF that would have been filed pursuant to Rule 497(c) under the 1933 Act do not differ from the forms of prospectus and statement of additional information contained in the Trust's Post-Effective Amendment No. 111 under the 1933 Act, which was filed electronically with the Securities and Exchange Commission on April 24, 2026.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 1st day of May, 2026.

IMPAX FUNDS SERIES TRUST I

/s/ Edward Farrington
Edward Farrington
President